Comprehensive Income and Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Total Comprehensive Income

The following table summarizes total comprehensive income:

	Years ended December 31,
	2015	2014	2013
	(In thousands)
Net income	$66,180	$74,449	$103,313
Foreign currency translation loss, net of $1.3 million, $1.8 million, and $2.2 million tax, respectively	(20,842)	(10,387)	(20,720)
Adjustments to pension and postretirement liability, net of $3.1 million, $3.6 million, and $14.0 million tax, respectively	7,864	(6,463)	22,104

Total comprehensive income	53,202	57,599	104,697

Less: Comprehensive loss attributable to noncontrolling interest	(46)	—	—

Comprehensive income attributable to Belden stockholders	$53,248	$57,599	$104,697

Components of Other Comprehensive Income (Loss), Net of Tax

The accumulated balances related to each component of other comprehensive income (loss), net of tax, are as follows:

	Foreign Currency Translation Component	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
	(In thousands)
Balance at December 31, 2013	$7,796	$(36,977)	$(29,181)
Other comprehensive loss before reclassifications	(10,387)	(9,120)	(19,507)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,657	2,657

Net current period other comprehensive loss	(10,387)	(6,463)	(16,850)

Balance at December 31, 2014	(2,591)	(43,440)	(46,031)

Other comprehensive loss attributable to Belden stockholders before reclassifications	(20,820)	4,434	(16,386)
Amounts reclassified from accumulated other comprehensive income (loss)	—	3,430	3,430

Net current period other comprehensive loss attributable to Belden stockholders	(20,820)	7,864	(12,956)

Balance at December 31, 2015	$(23,411)	$(35,576)	$(58,987)

Summary of Effects of Reclassifications from Accumulated Other Comprehensive Income (Loss)

The following table summarizes the effects of reclassifications from accumulated other comprehensive income (loss):

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income
	(In thousands)
Amortization of pension and other postretirement benefit plan items:
Actuarial losses	$5,410	(1)
Prior service credit	(131)	(1)

Total before tax	5,279
Tax benefit	(1,849)

Total net of tax	$3,430

(1)	The amortization of these accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit costs (see Note 15).